Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000004017
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Investor Class
Trading Symbol	TRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Investor Class	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 17,495,514,000
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004018
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Advisor Class
Trading Symbol	PAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Advisor Class	$57	1.07%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
AssetsNet	$ 17,495,514,000
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004019
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	R Class
Trading Symbol	RRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - R Class	$70	1.32%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%
AssetsNet	$ 17,495,514,000
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159130
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	I Class
Trading Symbol	TRTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - I Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 17,495,514,000
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219338
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Z Class
Trading Symbol	TROZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 17,495,514,000
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless